[LOGO]  Colonial Management Associates, Inc.
	One Financial Center
	Boston, Massachusetts 02111-2621



May 1, 1998

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Colonial Trust I (the "Trust")
    Colonial High Yield Securities Fund (the "Fund")
    File Nos. 811-2214 & 2-41251
    -------------------------------------------------

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund does not differ from that contained in Post-Effective Amendment No. 46 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 27, 1998.

Very truly yours,

COLONIAL HIGH YIELD SECURITIES FUND



/S/ ELLEN HARRINGTON
--------------------
    Ellen Harrington
    Assistant Secretary


Enclosures

     M. C. Telman
     M. Muller (5 copies)
     A. Feingold
     E. Edson
     D. Young (2 copies)